(Loss)/Earnings Per Share - Summary of Basic and Diluted (Loss)/Earnings Per Share (Details) - USD ($)	4 Months Ended	12 Months Ended
	Jun. 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net (loss)/ income from continuing operations		$ (8,637,616)	$ 1,913,451	$ 19,554,198
Weighted average shares outstanding basic		58,257,577	57,123,798	57,123,798
Weighted average shares outstanding diluted		58,257,577	57,123,798	57,123,798
(Loss)/ earnings per share from continuing operations - Basic		$ (0.15)	$ 0.03	$ 0.34
(Loss)/ earnings per share from continuing operations - diluted		$ (0.15)	$ 0.03	$ 0.34
Net loss from discontinued operations	$ (13,923,516)	$ (13,923,516)
Loss per share from discontinued operations - Basic		$ (0.24)
Loss per share from discontinued operations - diluted		$ (0.24)
Net Income (Loss)		$ (22,561,132)	$ 1,913,451	$ 19,554,198
(Loss)/ earnings per share - Basic		$ (0.39)	$ 0.03	$ 0.34
(Loss)/ earnings per share - diluted		$ (0.39)	$ 0.03	$ 0.34